Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 9

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), September 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 2.4%
South Africa 2.4%
a
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 $ 6,172,286
a,b
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 127,733
a
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 1,244,838
7,544,857
Total Common Stocks (Cost $4,855,331) .......................................
7,544,857
Principal
Amount
*
a a a a a
Corporate Bonds 4.7%
Bermuda 0.0%
†
c,d
Digicel Group Holdings Ltd. ,
29.35%, 11/17/33 ............... Wireless Telecommunication Services 582,116 18,421
29.45%, 11/17/33 ............... Wireless Telecommunication Services 187,133 22,938
41,359
South Africa 0.0%
b,c,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, 3%,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, 8%,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
b,c,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 61,769,102 —
—
United Kingdom 4.7%
b,c
ICBC Standard Bank plc , 144A, 15% ,
4/15/26 ...................... Banks 163,630,000,000 UZS 14,638,790
Total Corporate Bonds (Cost $47,578,444) ......................................
14,680,149
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 92.9%
Argentina 3.0%
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ..... 16,852,222 8,838,990
Senior Note, 0.75%, 7/09/30 ...... 774,220 523,760
9,362,750
Benin 4.5%
b
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 5,340,000 EUR 5,969,821
Senior Bond, 144A, 4.95%, 1/22/35 . 1,410,000 EUR 1,526,339
Senior Bond, 144A, 6.875%, 1/19/52 6,220,000 EUR 6,676,601
14,172,761
Brazil 2.2%
Brazil Notas do Tesouro Nacional, 10%,
1/01/33 ...................... 42,460,000 BRL 6,748,383

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Cameroon 2.0%
b
Cameroon Government Bond, Senior
Bond, 144A, 5.95%, 7/07/32 ....... 6,370,000 EUR $ 6,167,833
Colombia 0.9%
Colombia Titulos de Tesoreria ,
B, 7.25%, 10/18/34 ............. 4,572,000,000 COP 903,137
B, 6.25%, 7/09/36 .............. 1,386,000,000 COP 244,859
B, 9.25%, 5/28/42 .............. 8,661,000,000 COP 1,807,751
2,955,747
Dominican Republic 4.6%
b
Dominican Republic Government Bond,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 14,539,700
Ecuador 6.3%
b
Ecuador Government Bond, Senior
Bond, 144A, 6.9%, 7/31/35 ........ 26,563,500 19,889,421
Egypt 2.6%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 213,900,000 EGP 4,503,950
b
Senior Bond, 144A, 8.75%, 9/30/51 . 2,960,000 2,645,092
b
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 887,402
8,036,444
El Salvador 0.2%
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 655,000 667,285
Gabon 3.3%
b
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 6,860,000 5,542,515
Senior Bond, 144A, 7%, 11/24/31 ... 5,960,000 4,791,463
10,333,978
Ghana 1.4%
Ghana Government Bond ,
8.35%, 2/16/27 ................ 4,969,104 GHS 361,972
8.5%, 2/15/28 ................. 6,909,227 GHS 474,600
8.65%, 2/13/29 ................ 7,162,361 GHS 467,745
8.8%, 2/12/30 ................. 9,695,570 GHS 606,798
8.95%, 2/11/31 ................. 847,570 GHS 51,173
9.1%, 2/10/32 ................. 10,649,728 GHS 624,732
9.25%, 2/08/33 ................ 9,029,190 GHS 517,600
9.4%, 2/07/34 ................. 6,258,990 GHS 352,466
9.55%, 2/06/35 ................ 2,502,451 GHS 139,079
9.7%, 2/05/36 ................. 4,155,904 GHS 228,911
9.85%, 2/03/37 ................ 3,174,265 GHS 173,901
10%, 2/02/38 .................. 4,601,003 GHS 251,442
4,250,419
India 6.0%
India Government Bond ,
7.26%, 1/14/29 ................ 540,080,000 INR 6,297,113
Senior Bond, 7.18%, 8/14/33 ...... 717,500,000 INR 8,353,203
Senior Bond, 7.1%, 4/08/34 ....... 104,340,000 INR 1,210,415

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Bond, 6.79%, 10/07/34 ..... 250,300,000 INR $ 2,848,620
18,709,351
Ivory Coast 5.3%
b
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,938,310
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 4,685,699
Senior Bond, 144A, 6.875%, 10/17/40 7,058,000 EUR 7,751,183
Senior Bond, 144A, 6.625%, 3/22/48 1,140,000 EUR 1,148,477
16,523,669
Kazakhstan 6.4%
Kazakhstan MEOKAM ,
10.67%, 1/21/26 ................ 123,900,000 KZT 221,858
15.35%, 11/18/27 ............... 21,000,000 KZT 36,494
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 283,500,000 KZT 453,245
10.4%, 4/12/28 ................ 738,400,000 KZT 1,156,207
15.3%, 3/03/29 ................ 1,819,600,000 KZT 3,119,474
11%, 3/31/29 .................. 274,670,000 KZT 418,296
10.55%, 7/28/29 ................ 3,078,400,000 KZT 4,555,417
11%, 2/04/30 .................. 706,110,000 KZT 1,037,710
12%, 3/07/30 .................. 1,963,150,000 KZT 2,986,567
12%, 2/22/31 .................. 1,034,880,000 KZT 1,560,617
10.3%, 3/17/31 ................ 570,900,000 KZT 802,020
14%, 5/12/31 .................. 582,100,000 KZT 949,649
Senior Bond, 5.49%, 3/27/27 ...... 706,000,000 KZT 1,099,395
Senior Bond, 5%, 4/18/28 ........ 552,330,000 KZT 761,955
Senior Bond, 5.5%, 9/20/28 ....... 301,700,000 KZT 405,147
Senior Bond, 7.68%, 8/13/29 ...... 438,100,000 KZT 595,932
20,159,983
Kenya 4.1%
b
Kenya Government Bond, Senior Note,
144A, 9.75%, 2/16/31 ............ 11,980,000 12,818,666
Mexico 3.2%
Petroleos Mexicanos, Senior Note,
6.84%, 1/23/30 ................ 9,790,000 9,964,145
Nigeria 1.7%
b
Nigeria Government Bond, Senior Bond,
144A, 10.375%, 12/09/34 ......... 4,790,000 5,335,290
Panama 3.5%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 920,000 952,384
Senior Bond, 6.7%, 1/26/36 ....... 4,030,000 4,264,949
Senior Bond, 6.875%, 1/31/36 ..... 1,770,000 1,885,094
Senior Bond, 8%, 3/01/38 ........ 3,440,000 3,923,664
11,026,091
Rwanda 5.1%
b
Rwanda Government Bond, Senior
Bond, 144A, 5.5%, 8/09/31 ........ 17,814,000 16,042,448

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Seychelles 0.2%
b
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 655,170 $ 661,633
South Africa 13.4%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 160,020,000 ZAR 9,102,448
Senior Bond, 8.5%, 1/31/37 ....... 126,509,000 ZAR 6,750,336
Senior Bond, 9%, 1/31/40 ........ 198,900,000 ZAR 10,553,732
Senior Bond, 8.75%, 1/31/44 ...... 312,814,700 ZAR 15,775,744
42,182,260
Supranational 4.8%
f
Asian Development Bank, Senior Note,
10.1%, 1/23/26 ................ 48,270,000,000 COP 12,303,096
b,f
European Investment Bank, Senior
Note, 144A, 6.25%, 7/11/30 ....... 175,500,000 INR 1,944,157
f
International Bank for Reconstruction
& Development, Senior Note, 6.89%,
2/06/30 ...................... 75,500,000 INR 857,008
15,104,261
Uganda 2.9%
Uganda Government Bond ,
14.25%, 8/23/29 ................ 229,000,000 UGX 63,461
16%, 11/14/30 ................. 2,987,000,000 UGX 867,879
17%, 4/03/31 .................. 248,000,000 UGX 74,262
14.375%, 2/03/33 ............... 8,797,000,000 UGX 2,326,115
16%, 5/14/37 .................. 21,232,000,000 UGX 5,833,338
9,165,055
Uruguay 2.1%
g
Uruguay Government Bond, Index
Linked, Senior Bond, 3.7%, 6/26/37 . 247,015,644 UYU 6,493,107
Uzbekistan 0.9%
b
Uzbekistan Government Bond, Senior
Note, 144A, 16.25%, 10/12/26 ..... 34,790,000,000 UZS 2,978,726
Zambia 2.3%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 7,362,421
Total Foreign Government and Agency Securities (Cost $279,407,062) ............
291,651,827
Shares
Escrows and Litigation Trusts 0.0%
†
a,c
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 17,414
Total Escrows and Litigation Trusts (Cost $–) ...................................
17,414
Total Long Term Investments (Cost $331,840,837) ...............................
313,894,247

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments 16.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 11.1%
Egypt 11.1%
d
Egypt Treasury Bills ,
25.956%, 10/07/25 .............. 175,100,000 EGP $ 3,661,055
25.33%, 12/16/25 ............... 118,650,000 EGP 2,352,168
25.52%, 1/06/26 ................ 185,975,000 EGP 3,634,114
25.7%, 3/10/26 ................ 202,575,000 EGP 3,797,191
25.69%, 3/17/26 ................ 134,900,000 EGP 2,517,396
25.69%, 3/24/26 ................ 159,950,000 EGP 2,971,659
25.05%, 3/31/26 ................ 54,600,000 EGP 1,012,782
25.68%, 4/07/26 ................ 196,700,000 EGP 3,622,425
25.4%, 6/16/26 ................ 286,925,000 EGP 5,070,018
25.39%, 6/30/26 ................ 164,225,000 EGP 2,877,969
25.35%, 7/07/26 ................ 204,775,000 EGP 3,574,796
35,091,573
Total Foreign Government and Agency Securities (Cost $34,160,330) ..............
35,091,573
U.S. Government and Agency Securities 3.2%
United States 3.2%
d
U.S. Treasury Bills, 2.01%, 10/02/25 .. 10,000,000 9,998,884
Total U.S. Government and Agency Securities (Cost $9,998,889) ..................
9,998,884
Shares
Money Market Funds 1.8%
United States 1.8%
h,i
Franklin Institutional U.S. Government
Money Market Fund, 4.094% ...... 5,606,162 5,606,162
Total Money Market Funds (Cost $5,606,162) ...................................
5,606,162
a a a a a
Total Short Term Investments (Cost $49,765,381 ) ................................
50,696,619
a a a
Total Investments (Cost $381,606,218) 116.1% ..................................
$364,590,866
Credit Facility (20.7)% ........................................................
(65,000,000)
Other Assets, less Liabilities 4.6% .............................................
14,405,482
Net Assets 100.0% ...........................................................
$313,996,348
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $140,374,584, representing 44.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
The rate shown represents the yield at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Buy 9,205,000 10,681,528 10/15/25 $ 134,525 $ —
Euro ............. BNDP Sell 9,205,000 10,823,865 10/15/25 7,812 —
Euro ............. BOFA Buy 1,227,151 1,424,085 10/15/25 17,841 —
Euro ............. BOFA Sell 1,227,151 1,443,338 10/15/25 1,412 —
Euro ............. BZWS Buy 9,693,849 11,253,105 10/16/25 138,106 —
Euro ............. BZWS Sell 9,693,849 11,392,095 10/16/25 885 —
Euro ............. JPHQ Buy 9,693,000 11,250,374 10/16/25 139,838 —
Euro ............. JPHQ Sell 9,693,000 11,392,997 10/16/25 2,784 —
Uruguayan Peso .... HSBK Buy 565,240,000 13,060,678 10/21/25 1,086,764 —
Chilean Peso ...... HSBK Buy 1,499,500,000 1,600,286 10/27/25 — (40,425)
Chilean Peso ...... JPHQ Buy 1,695,700,000 1,809,152 10/27/25 — (45,193)
Malaysian Ringgit ... GSCO Buy 51,620,000 12,249,644 10/31/25 19,140 —
Brazilian Real ...... JPHQ Buy 90,506,000 15,790,980 11/04/25 1,070,735 —
Brazilian Real ...... MSCO Buy 44,800,000 7,818,363 11/04/25 528,098 —
Chinese Yuan ...... CITI Sell 33,974,210 4,778,370 11/17/25 — (3,811)
Chinese Yuan ...... JPHQ Sell 27,143,099 3,800,171 11/21/25 — (21,519)
Brazilian Real ...... BAST Buy 37,955,000 6,814,550 12/02/25 213,495 —
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,286,289 12/04/25 30,733 —
Mexican Peso ...... BNDP Buy 15,984,356 849,441 12/10/25 16,854 —
Mexican Peso ...... HSBK Buy 325,103,150 17,275,721 12/10/25 343,700 —
Chilean Peso ...... HSBK Buy 1,845,200,000 1,931,742 12/16/25 — (12,607)
Chinese Yuan ...... DBAB Sell 61,870,417 8,690,276 12/17/25 — (36,663)
Chinese Yuan ...... HSBK Sell 57,325,773 8,082,932 12/17/25 — (2,976)
Indian Rupee ...... CITI Buy 244,617,460 2,762,166 12/17/25 — (21,699)
Indian Rupee ...... HSBK Buy 1,271,976,200 14,358,740 12/17/25 — (108,700)
Malaysian Ringgit ... GSCO Buy 43,100,000 10,286,396 12/17/25 — (22,206)
South Korean Won .. DBAB Buy 17,292,000,000 12,501,898 12/17/25 — (142,683)
South Korean Won .. HSBK Buy 526,000,000 380,889 12/17/25 — (4,938)
Indian Rupee ...... HSBK Buy 356,808,577 4,098,892 12/22/25 — (102,959)
Columbian Peso .... GSCO Buy 31,120,000,000 7,526,635 1/13/26 296,778 —
Columbian Peso .... JPHQ Buy 20,699,500,000 5,012,592 1/13/26 191,158 —
Columbian Peso .... MSCO Buy 45,760,000,000 11,074,540 1/13/26 429,295 —
Chinese Yuan ...... MSCO Sell 23,644,000 3,347,814 1/26/26 4,579 —
Uzbekistan Sum .... DBAB Buy 20,900,000,000 1,488,816 1/27/26 204,314 —
Chinese Yuan ...... CITI Sell 34,143,565 4,810,037 2/24/26 — (25,793)
Chinese Yuan ...... DBAB Sell 34,117,665 4,805,779 2/24/26 — (26,383)
Mexican Peso ...... BNDP Buy 43,984,366 2,323,527 2/27/26 39,606 —
Mexican Peso ...... HSBK Buy 92,120,757 4,866,698 2/27/26 82,643 —
Chinese Yuan ...... HSBK Sell 21,896,000 3,106,080 3/30/26 — (1,091)
Total Forward Exchange Contracts ................................................... $5,001,095 $(619,646)
Net unrealized appreciation (depreciation) ............................................ $4,381,449
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 30, 2025, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 12.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.3% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 55,159,032 BRL $ (557,941) $ — $ (557,941)
Receive Fixed 8.208% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (48,535) — (48,535)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP 132,104 — 132,104
Receive Fixed 8.69% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 12/05/28 450,000,000 MXN 1,109,108 — 1,109,108
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 44,361,792 BRL (656,368) — (656,368)
Receive Fixed 8.388% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (103,296) — (103,296)
Receive Fixed 8.423% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (142,211) — (142,211)
Receive Fixed 8.468% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (126,060) — (126,060)
Receive Fixed 8.503% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (66,624) — (66,624)
Receive Fixed 13.583% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 15,010,484 BRL 63,120 — 63,120
Receive Fixed 13.6% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 9,936,151 BRL 44,844 — 44,844
Total Interest Rate Swap Contracts ................................. $(351,859) $ — $(351,859)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $8,132,962 $106,250,265 $(108,777,065) $— $— $5,606,162 5,606,162 $361,570
Total Affiliated Securities ... $8,132,962 $106,250,265 $(108,777,065) $— $— $5,606,162 $361,570
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ 7,544,857 $ — $ — $ 7,544,857
Corporate Bonds ........................ — — 14,680,149
a
14,680,149
Foreign Government and Agency Securities .... — 291,651,827 — 291,651,827
Escrows and Litigation Trusts ............... — — 17,414 17,414
Short Term Investments ................... 5,606,162 45,090,457 — 50,696,619
Total Investments in Securities ........... $13,151,019 $336,742,284 $14,697,563 $364,590,866
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,001,095 $— $5,001,095
Swap Contracts ......................... — 1,349,176 — 1,349,176
Total Other Financial Instruments ......... $— $6,350,271 $— $6,350,271
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 619,646 — 619,646
Swap Contracts ......................... — 1,701,035 — 1,701,035
Total Other Financial Instruments ......... $— $2,320,681 $— $2,320,681
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ (658,497) $ 658,497 $ — $ —
Corporate Bonds :
Bermuda .... 27,483 — (24,713) — — 16,620 18,157 3,812 41,359 17,763
Costa Rica ... 10,173,915 — (10,005,811) — — — (97,229) (70,875) — —
South Africa .. —
b
— — — — — — — —
b
—
United Kingdom 12,945,603 — — — — 19,662 — 1,673,525 14,638,790 1,673,525
Escrows and
Litigation Trusts —
b
— — — — — — 17,414 17,414 17,414
Total Investments in
Securities ....... $23,147,001 $— $(10,030,524) $— $— $36,282 $(737,569) $2,282,373 $14,697,563 $1,708,702
4. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 financial instruments include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UGX
Ugandan Shilling
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
ZMW
Zambian Kwacha
Selected Portfolio
CDI
certificado de deposito interbancario
IBR
Interbank Rate
TIIEOIS
Interbank Equilibrium Interest Rate Overnight
Index Swaps
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day IBR .......................... 8.73%
1-day TIIEOIS ....................... 7.85%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.